UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: March 31,2012
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California May 8, 2012

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		$28,808
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1730 21781.000SH       SOLE                21781.000
*** SCHLUMBERGER LTD           COM              806857108     1062 15183.000SH       SOLE                15183.000
ACCENTURE PLC.                 COM              G1151C101     1184 18350.000SH       SOLE                18350.000
CERNER CORP                    COM              156782104     1241 16300.000SH       SOLE                16300.000
CHEVRON CORP                   COM              166764100     1130 10543.000SH       SOLE                10543.000
CISCO SYS INC                  COM              17275r102      652 30826.000SH       SOLE                30826.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1635 21243.000SH       SOLE                21243.000
CONOCOPHILLIPS                 COM              20825c104     1005 13223.000SH       SOLE                13223.000
EMC CORP                       COM              268648102     1549 51837.000SH       SOLE                51837.000
EOG RESOURCES, INC.            COM              26875P101      969 8725.000 SH       SOLE                 8725.000
EXXON MOBIL CORP               COM              30231g102     1222 14086.996SH       SOLE                14086.996
FLOWSERVE CP                   COM              34354P105      947 8199.000 SH       SOLE                 8199.000
INTEL CORP                     COM              458140100      404 14359.000SH       SOLE                14359.000
JOHNSON & JOHNSON              COM              478160104     1054 15985.000SH       SOLE                15985.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1340 14640.000SH       SOLE                14640.000
MICROSOFT CORP                 COM              594918104      960 29755.000SH       SOLE                29755.000
MONSANTO CO                    COM              61166W101      951 11925.000SH       SOLE                11925.000
MONSTER BEVERAGE CORP          COM              411310105     1780 28662.000SH       SOLE                28662.000
PRUDENTIAL FINANCIAL INC       COM              744320102      929 14656.000SH       SOLE                14656.000
RESMED INC.                    COM              761152107      791 25600.000SH       SOLE                25600.000
STERICYLE, INC.                COM              858912108     1220 14581.000SH       SOLE                14581.000
STRYKER CORP                   COM              863667101      959 17291.000SH       SOLE                17291.000
TARGET CORP                    COM              87612e106     1120 19219.000SH       SOLE                19219.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1289 18688.000SH       SOLE                18688.000
WATERS CORP                    COM              941848103     1686 18191.000SH       SOLE                18191.000